Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of financial information by segment

	Year ended Dec. 31, 2021			Year ended Dec. 31, 2020			Year ended Dec. 31, 2019
($ in millions)	EL	GMF	Total	EL	GMF	Total	EL	GMF	Total
Revenue	981.3	517.8	1,499.2	797.7	436.6	1,234.3	682.9	504.9	1,187.8
thereof Chemistry revenue	803.0	501.3	1,304.3	690.0	424.0	1,114.0	596.2	469.3	1,065.5
thereof Equipment revenue	178.4	16.5	194.9	107.7	12.6	120.3	86.7	35.6	122.3
Segment Adjusted EBITDA	330.7	127.3	458.0	259.0	104.9	363.9	241.6	138.5	380.1

Summary of reconciliation of Segment Adjusted EBITDA to consolidated net income

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
EL Segment Adjusted EBITDA	330.7	259.0	241.6
GMF Segment Adjusted EBITDA	127.3	104.9	138.5
Gain on disposal of fixed assets (a)	—	—	6.1
Non-cash adjustments (b)	(89.7)	(250.7)	10.2
Foreign exchange gain/(loss) (c)	13.0	(14.8)	2.4
Restructuring (d)	0.6	(2.5)	(13.4)
Transaction related costs (e)	(19.9)	(7.6)	(7.1)
Management fee (f)	(2.6)	(2.7)	(2.4)
COVID-19 adjustment (g)	(0.9)	(2.2)	—
Interest expense, net	(97.2)	(142.0)	(148.1)
Income taxes	(76.6)	(64.3)	(54.8)
Depreciation and amortization (excluding impairment charges)	(177.0)	(166.4)	(165.4)

Consolidated net income (loss)	7.5	(289.4)	7.6

(a)	Eliminates the cash impact of gains on the sale of fixed assets.

(b)
Eliminates the impact of
(1) share-based
compensation expenses, (2) losses on the sale of fixed assets, (3) impairment charges,
(4) mark-to-market
adjustments related to our foreign currency derivatives entered into in connection with certain redenomination transactions not linked to underlying individual transactions as well as the de-recognition
of bifurcated embedded derivatives related to certain redemption features of the Opco Notes and Holdco Notes, and (5) valuation adjustments from the revaluation of the earn-out
liability initially recognized in 2019.

(c)	Eliminates net foreign currency transactional gains and losses.

(d)	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.

(e)
The value for the year ended December 31, 2021 reflects an adjustment to eliminate
(1) IPO-related
costs linked to the existing equity, (2) professional fees paid to third-party advisors in connection with the implementation of strategic initiatives and (3) the increased expenses of the D&O insurance in connection with the IPO. The values for the years ended December 31, 2020 and 2019 reflect an adjustment to eliminate (1) fees associated with the foreign currency exchange derivatives entered into in conjunction with the Acquisition, (2) professional fees paid to third party advisors in connection with the implementation of strategic initiatives and (3) IPO related costs, linked to the existing equity.

(f)
Reflects an adjustment to eliminate fees paid to Carlyle. The consulting agreement pursuant to which management fees are paid to Carlyle will terminate on the earlier of (i) the second anniversary of the IPO and (ii) the date upon which Carlyle ceases to own more than ten percent of the outstanding voting securities of the Company.

(g)
Eliminates charges in connection with
COVID-19,
including $0.9 million for the year ended December 31, 2021 and $1.7 million for the year ended December 31, 2020 for masks, sanitizers, and other
COVID-19
related expenses at certain plant and office locations as well as $0.5 million of expenses incurred during locally mandated plant shutdowns in China, Malaysia, India, and Mexico for the year ended December 31, 2020.

Summary of non current assets by country	Non-current assets by country were as follows 5 :

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
China	863.2	881.7
Germany	729.4	816.1
Other countries	954.4	1,044.7

Total	2,547.0	2,742.5